Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,580,452.57
Total Fee Amount	16,237.86
Total Offset Amount	0.00
Net Fee	$ 16,237.86
Offering Table N/A
Offset Table N/A	N/A